Disposition and Discontinued Operations (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 USD ($)
Percentage Of Shares Held By Related Party	11.50%
Income (loss) from discontinued operations	20.3
Equity Method Investment, Realized Gain (Loss) on Disposal	21.6
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	191.2
Assets Held-for-sale, at Carrying Value	322.7
Loans Receivable Held-for-sale, Amount		23.1	146.4	49.9
Allowance For Loans Receivable Held For Sale		14.4	91.4
Loans Receivable Held-for-sale, Net		$ 0.5	3.2